TERM FACILITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Balance at beginning of the period	$ 2,513,000	$ 5,897,000
Repayments	(1,667,000)	(3,333,000)
Unwinding of fair value adjustment	(11,000)	(51,000)
Balance at end of the period	835,000	2,513,000
Less: Current portion	(835,000)	2,513,000
Non-current portion	$ 0	$ 0